Discontinued Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Discontinued Operations [Abstract]
DISCONTINUED OPERATIONS
13.  DISCONTINUED OPERATIONS

During 2013, the Company’s management decided to exit its environmental remediation and disaster recovery services business. On November 21, 2013, the Company’s wholly-owned subsidiary, ADEX, completed its disposal of its wholly-owned subsidiary, ERFS.

The following table shows the results of operations of the Company’s discontinued operations at March 31, 2013.

For the three months ended March 31,
(dollar amounts in thousands)	2013

Revenues	$1,159

Income from discontinued operations	$260

Provision for income taxes	96

Net income	$164

Basic and diluted income per share attributable to discontinued operations:
Net income per share	$0.08

17.	DISCONTINUED OPERATIONS

During 2013, the Company’s management decided to exit its environmental remediation and disaster recovery services business. On November 21, 2013, the Company’s wholly-owned subsidiary, ADEX, completed its disposal of its wholly-owned subsidiary, ERFS. The Company completed the sale of ERFS for $297,321 in cash, payment of certain operating expenses related to the sale, repurchase and cancellation of 4,500 shares of Series I Preferred Stock, and cancellation of certain contingent considerations related to the acquisition of ERFS in December 2012.

In connection with such sale, ERFS was removed as a guarantor and party under the MidMarket Loan Agreement and the loan agreement with PNC Bank, N.A., and was released from any obligations with respect thereto.

The following table shows the major classes assets and liabilities of the Company’s discontinued operations at December 31, 2013 and 2012.

	December 31,	December 31,
	2013	2012

Current Assets:
Cash and cash equivalents	$-	$40,976
Accounts receivable, net	-	821,357
Other current assets	-	1,000
Current assets of discontinued operations	$-	$863,333

Property and equipment, net	-	182,758
Goodwill	-	4,863,149
Intangible assets, net		2,328,000
Other assets	-	63,493
Other assets of discontinued operations	$-	$7,437,400

Current Liabilities:
Accounts payable and accrued expenses	$-	$304,229
Deferred revenue	-	848,913
Bank debt, current portion	-	90,354
Notes, related parties		300,000
Contingent Consideration	-	363,899
Term loans, current portion, net of debt discount	-	14,317
Current liabilities of discontinued operations	$-	$1,921,712

Other Liabilities:
Notes, related parties, net of current portion	-	8,700
Term loans, net of current portion, net of debt discount	-	39,079
Other liabilities of discontinued operations	$-	$47,779

	For the year ended December 31,
	2013	2012

Revenues	$3,050,128	$146,036

Income (loss) from operations	$539,616	$46,598

Gain on sale of subsidiary	$349,604	—

Provision for income taxes	$330,000	—

Net income	$549,922	$46,598

Basic and diluted income per share attributable to discontinued operations:
Net income per share	$0.17	$0.03

The following shows the calculation of the net gain on discontinued operations attributable to affiliate

Consideration Received from the sale of ERFS
Return and cancellation of Series I Preferred Stock	$4,925,827
Cancellation of contingent obligation to the sellers of ERFS	2,463,899
Total consideration received	7,389,726

Allocation of assets sold net of liabilities
Current assets	1,030,313
Goodwill	4,863,149
Intangible assets:
Customer lists	1,786,672
Tradenames	361,000
Property and equipment	155,382
Deposits	81,535
Current liabilities	(1,535,250)
Net assets sold	6,742,801

Cash paid to effect sale	297,321

Net gain on discontinued operations attributable to affiliate	$349,604